Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OPERATING EXPENSES
General and administrative expenses	$ 3,088,671	$ 1,340,168
Total operating expenses	(3,088,671)	(1,340,168)
Other income (expense):
Change in fair value of subscription loan	(9,105,853)
Interest expense – debt discount	(891,624)	(8,966)
Interest earned on investments held in Trust Account	548,676	5,813,213
Total other income, net	(9,448,801)	5,804,247
Net (loss) income	(12,537,472)	4,464,079
Aspire Biopharma Inc [Member]
REVENUE
Gross Receipts
Net Revenue
COST OF REVENUE
Cost of goods sold
Total cost of revenue
GROSS PROFIT
OPERATING EXPENSES
General and administrative expenses	940,421	246,895
Research and development	144,356	72,050
Marketing and sales	126,094	39,644
Total operating expenses	1,210,871	358,589
Other income (expense):
Interest expense – debt discount	(97,988)
Total other income, net	(97,988)
Net gain/(loss) before income tax provision	(1,308,859)	(358,589)
Provision for Income Taxes	1,013	481
Net (loss) income	$ (1,309,872)	$ (359,070)
Weighted average number of shares outstanding - basic	507,353,659	481,794,521
Weighted average number of shares outstanding - diluted	507,353,659	481,794,521
Loss per share - basic	$ (0.003)	$ (0.001)
Loss per share - diluted	$ (0.003)	$ (0.001)
Common Class A [Member]
Other income (expense):
Weighted average number of shares outstanding - basic	8,244,188	16,461,668
Weighted average number of shares outstanding - diluted	8,244,188	16,461,668
Loss per share - basic	$ (1.52)	$ 0.23
Loss per share - diluted	$ (1.52)	$ 0.23
Common Class B [Member]
Other income (expense):
Weighted average number of shares outstanding - basic		2,717,466
Weighted average number of shares outstanding - diluted		2,717,466
Loss per share - basic		$ 0.23
Loss per share - diluted		$ 0.23